CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCK — 98.1%
	Consumer Discretionary - 6.8%
	Apparel & Textile Products - 2.1%
45,609	Steven Madden Ltd.	$1,448,998

	Home Construction - 2.7%
30,523	Skyline Champion Corporation[1]	1,944,925

	Leisure Facilities & Services - 2.0%
60,786	BJ's Restaurants, Inc.[1]	1,426,040

	Total Consumer Discretionary	4,819,963

	Consumer Staples - 6.3%
	Food - 5.2%
66,557	Hostess Brands, Inc.[1]	2,217,014
43,077	The Simply Good Foods Company[1]	1,487,018
		3,704,032
	Retail - Consumer Staples - 1.1%
9,841	Ollie’s Bargain Outlet Holdings, Inc.[1]	759,528

	Total Consumer Staples	4,463,560

	Energy - 11.7%
	Oil & Gas Producers - 6.3%
50,405	Matador Resources Company	2,998,089
229,997	Southwestern Energy Company[1]	1,483,481
		4,481,570
	Oil & Gas Services & Equipment - 3.9%
78,105	ChampionX Corporation	2,782,100

	Renewable Energy - 1.5%
10,946	EnerSys	1,036,258

	Total Energy	8,299,928

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	Financials - 22.7%
	Banking - 13.7%
92,631	Cadence Bank	$1,965,630
120,787	Central Pacific Financial Corporation	2,014,727
44,212	First Interstate Bancsystem, Inc., Class A	1,102,647
42,357	Hancock Whitney Corporation	1,566,785
99,825	Heritage Commerce Corporation	845,518
136,352	TFS Financial Corporation	1,611,681
23,569	TrustCo Bank Corporation	643,198
		9,750,186
	Institutional Financial Services - 2.0%
31,219	Moelis & Company, Class A	1,408,913

	Insurance - 4.3%
75,137	Horace Mann Educators Corporation	2,207,525
55,665	James River Group Holdings, Ltd.	854,458
		3,061,983
	Specialty Finance - 2.7%
44,938	Stewart Information Services Corporation	1,968,284

	Total Financials	16,189,366

	Health Care - 6.2%
	Biotechnology & Pharmaceuticals - 1.6%
49,036	Abcam PLC - ADR[1,2,3]	1,109,685

	Medical Equipment & Devices - 4.6%
66,832	Envista Holdings Corporation[1]	1,863,276
26,095	LeMaitre Vascular, Inc.	1,421,656
		3,284,932
	Total Health Care	4,394,617

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	Industrials - 21.1%
	Commercial Support Services - 2.2%
9,237	Clean Harbors, Inc.[1]	$1,545,904

	Electrical Equipment - 3.9%
92,443	Hayward Holdings, Inc.[1]	1,303,446
18,278	SPX Technologies, Inc.[1]	1,487,829
		2,791,275
	Engineering & Construction - 3.8%
37,763	Arcosa, Inc.	2,715,160

	Industrial Support Services - 2.1%
9,588	Applied Industrial Technologies, Inc.	1,482,401

	Machinery - 3.4%
16,860	John Bean Technologies Corporation	1,772,660
53,071	Mueller Water Products, Inc.	672,940
		2,445,600
	Transportation & Logistics - 5.7%
21,651	Hub Group, Inc., Class A1	1,700,469
28,481	Kirby Corporation[1]	2,358,227
		4,058,696
	Total Industrials	15,039,036

	Materials - 3.8%
	Chemicals - 3.8%
150,142	Ecovyst, Inc.[1]	1,477,398
9,192	Rogers Corporation[1]	1,208,472
	Total Materials	2,685,870

	Real Estate - 6.7%
	REIT - 6.7%
67,556	COPT Defense Properties	1,609,860
22,993	Terreno Realty Corporation	1,306,002

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	REIT - 6.7% (Continued)
121,928	Urban Edge Properties	$1,860,621
	Total Real Estate	4,776,483

	Technology - 7.3%
	Software - 7.3%
107,503	ACV Auctions, Inc.[1]	1,631,896
28,390	Agilysys, Inc.[1]	1,878,282
38,519	Envestnet, Inc.[1]	1,695,992
	Total Technology	5,206,170

	Utilities - 5.5%
	Electric Utilities - 1.7%
24,325	Black Hills Corporation	1,230,602

	Gas & Water Utilities - 3.8%
34,203	Northwest Natural Holdings Company	1,305,187
23,248	SJW Group[1]	1,397,437
		2,702,624
	Total Utilities	3,933,226

	TOTAL COMMON STOCK (Cost $64,775,187)	69,808,219

	SHORT-TERM INVESTMENTS — 3.8%
	MONEY MARKET FUNDS - 3.8%
1,342,774	Blackrock Liquidity Funds T-Fund, Institutional Shares, 5.23%[4]	1,342,774
1,342,775	Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.21%[4]	1,342,775
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,685,549)	2,685,549

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2023 (Unaudited)

Value
TOTAL INVESTMENTS - 101.9% (Cost $67,460,736)	$72,493,768
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%	(1,355,077)
NET ASSETS - 100.0%	$71,138,691

[1]	Non-income producing security.
[2]	PLC – Public Limited Company
[3]	ADR – American Depositary Receipt
[4]	Rate disclosed is the seven day effective yield as of September 30, 2023.

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCK — 96.0%
	Consumer Discretionary - 7.5%
	Apparel & Textile Products - 2.0%
237,406	Steven Madden Ltd.	$7,542,389

	Retail - Discretionary - 2.6%
73,772	Burlington Stores, Inc.[1]	9,981,352

	Wholesale - Discretionary - 2.9%
223,760	LKQ Corporation	11,078,357

	Total Consumer Discretionary	28,602,098

	Consumer Staples - 4.8%
	Food - 2.3%
94,048	Lamb Weston Holdings, Inc.	8,695,678

	Household Products - 2.5%
475,853	Kenvue, Inc.[1]	9,555,128

	Total Consumer Staples	18,250,806

	Energy - 7.6%
	Oil & Gas Producers - 3.0%
50,012	Pioneer Natural Resources Company	11,480,255

	Oil & Gas Services & Equipment - 4.6%
489,329	ChampionX Corporation	17,429,899

	Total Energy	28,910,154

	Financials - 10.5%
	Asset Management - 2.1%
33,729	LPL Financial Holdings, Inc.	8,015,697

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	Banking - 3.2%
286,039	Cadence Bank	$6,069,747
153,980	Webster Financial Corporation	6,206,934
		12,276,681
	Insurance - 5.2%
93,733	American Financial Group, Inc.	10,467,164
24,825	Everest Group, Ltd.	9,226,708
		19,693,872
	Total Financials	39,986,250

	Health Care - 7.3%
	Medical Equipment & Devices - 7.3%
25,405	Bio-Rad Laboratories, Inc., Class A1	9,106,422
319,864	Envista Holdings Corporation[1]	8,917,809
133,099	QuidelOrtho Corporation[1]	9,721,551
	Total Health Care	27,745,782

	Industrials - 17.8%
	Aerospace & Defense - 5.4%
24,413	Teledyne Technologies, Inc.[1]	9,974,663
86,717	Woodward, Inc.	10,775,454
		20,750,117
	Electrical Equipment - 6.6%
68,425	AMETEK, Inc.	10,110,478
481,466	Vontier Corporation[1]	14,886,929
		24,997,407
	Industrial Support Services - 1.5%
37,624	Applied Industrial Technologies, Inc.	5,817,047

	Machinery - 1.3%
33,995	Regal Rexnord Corporation	4,857,205

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	Transportation & Logistics - 3.0%
154,391	Canadian Pacific Kansas City Ltd.	$11,488,234

	Total Industrials	67,910,010

	Materials - 14.4%
	Chemicals - 8.5%
127,365	Ashland, Inc.	10,403,173
32,567	Avery Dennison Corporation	5,949,014
137,309	Corteva, Inc.	7,024,729
96,564	RPM International, Inc.	9,155,233
		32,532,149
	Construction Materials - 5.9%
68,473	Advanced Drainage Systems, Inc.	7,794,282
109,362	CRH PLC[1,2]	5,985,382
20,784	Martin Marietta Materials, Inc.	8,531,416
		22,311,080
	Total Materials	54,843,229

	Real Estate - 2.9%
	REIT - 2.9%
31,856	Sun Communities, Inc.	3,769,839
129,809	Terreno Realty Corporation	7,373,151
	Total Real Estate	11,142,990

	Technology - 16.4%
	Semiconductors - 1.9%
91,943	Microchip Technology, Inc.	7,176,151

	Software – 4.6%
57,295	PTC, Inc.[1]	8,117,556
214,620	Tenable Holdings, Inc.[1]	9,614,976
		17,732,532

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	Technology Hardware - 2.6%
210,597	Ciena Corporation[1]	$9,952,814

	Technology Services – 7.3%
1,333,026	Clarivate PLC[1,2]	8,944,604
167,191	Fidelity National Information Services, Inc.	9,240,647
40,866	Morningstar, Inc.	9,572,452
		27,757,703
	Total Technology	62,619,200

	Utilities - 6.8%
	Electric Utilities – 1.8%
130,631	Black Hills Corporation	6,608,622

	Gas & Water Utilities - 5.0%
82,991	Atmos Energy Corporation	8,791,237
417,856	Nisource, Inc.	10,312,686
		19,103,923
	Total Utilities	25,712,545

	TOTAL COMMON STOCK (Cost $293,037,749)	365,723,064

	SHORT-TERM INVESTMENTS — 4.0%
	MONEY MARKET FUNDS - 4.0%
7,590,971	Blackrock Liquidity Funds T-Fund, Institutional Shares, 5.23%[3]	7,590,971
7,590,973	Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.21%[3]	7,590,973
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,181,944)	15,181,944

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2023 (Unaudited)

Value
TOTAL INVESTMENTS - 100.0% (Cost $308,219,693)	$380,905,008
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%[4]	(37,356)
NET ASSETS - 100.0%	$380,867,652

[1]	Non-income producing security.
[2]	PLC – Public Limited Company
[3]	Rate disclosed is the seven day effective yield as of September 30, 2023.
[4]	Amount represents less than 0.05%.

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCK — 98.1%
	Consumer Discretionary - 10.0%
	Apparel & Textile Products - 1.5%
94,115	Steven Madden Ltd.	$2,990,033

	Home Construction - 2.5%
77,172	Skyline Champion Corporation[1]	4,917,400

	Retail - Discretionary - 3.7%
38,704	Burlington Stores, Inc.[1]	5,236,651
6,894	RH1	1,822,498
		7,059,149
	Wholesale - Discretionary - 2.3%
87,768	LKQ Corporation	4,345,394

	Total Consumer Discretionary	19,311,976

	Consumer Staples - 2.3%
	Food - 2.3%
48,426	Lamb Weston Holdings, Inc.	4,477,468

	Energy - 7.0%
	Oil & Gas Producers - 2.4%
19,945	Pioneer Natural Resources Company	4,578,375

	Oil & Gas Services & Equipment - 4.6%
249,319	ChampionX Corporation	8,880,743

	Total Energy	13,459,118

	Financials - 17.6%
	Asset Management - 2.0%
16,555	LPL Financial Holdings, Inc.	3,934,296

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	Banking - 7.3%
171,447	Cadence Bank	$3,638,105
121,820	First Interstate Bancsystem, Inc., Class A	3,038,191
276,294	TFS Financial Corporation	3,265,795
105,570	Webster Financial Corporation	4,255,526
		14,197,617
	Institutional Financial Services - 2.1%
87,897	Moelis & Company, Class A	3,966,792

	Insurance - 5.2%
44,215	American Financial Group, Inc.	4,937,489
13,689	Everest Group, Ltd.	5,087,791
		10,025,280
	Specialty Finance - 1.0%
33,839	First American Financial Corporation	1,911,565

	Total Financials	34,035,550

	Health Care - 8.5%
	Biotechnology & Pharmaceuticals - 1.6%
135,821	Abcam PLC - ADR[1,2,3]	3,073,629

	Medical Equipment & Devices - 6.9%
12,580	Bio-Rad Laboratories, Inc., Class A1	4,509,301
159,407	Envista Holdings Corporation[1]	4,444,267
61,066	QuidelOrtho Corporation[1]	4,460,261
		13,413,829
	Total Health Care	16,487,458

	Industrials - 17.5%
	Aerospace & Defense - 1.6%
7,639	Teledyne Technologies, Inc.[1]	3,121,143

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	Commercial Support Services - 3.6%
41,494	Clean Harbors, Inc.[1]	$6,944,436

	Electrical Equipment - 4.2%
263,814	Vontier Corporation	8,157,129

	Engineering & Construction - 3.1%
81,665	Arcosa, Inc.	5,871,713

	Industrial Intermediate Products - 0.8%
146,865	Janus International Group, Inc.[1]	1,571,456

	Machinery - 1.2%
16,722	Regal Rexnord Corporation	2,389,239

	Transportation & Logistics - 3.0%
70,613	Kirby Corporation[1]	5,846,756

	Total Industrials	33,901,872

	Materials - 11.5%
	Chemicals - 6.1%
70,772	Ashland, Inc.	5,780,657
63,179	RPM International, Inc.	5,990,001
		11,770,658
	Construction Materials - 5.4%
34,774	Advanced Drainage Systems, Inc.	3,958,325
39,533	Eagle Materials, Inc.	6,583,035
		10,541,360
	Total Materials	22,312,018

	Real Estate - 4.7%
	REIT - 4.7%
16,172	Sun Communities, Inc.	1,913,794

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	REIT - 4.7% (Continued)
49,403	Terreno Realty Corporation	$2,806,090
279,350	Urban Edge Properties	4,262,881
	Total Real Estate	8,982,765

	Technology - 13.8%
	Software – 6.9%
102,012	Envestnet, Inc.[1]	4,491,588
28,108	PTC, Inc.[1]	3,982,341
111,133	Tenable Holdings, Inc.[1]	4,978,759
		13,452,688
	Technology Hardware - 2.7%
108,861	Ciena Corporation[1]	5,144,771

	Technology Services – 4.2%
657,710	Clarivate PLC[1,3,4]	4,413,234
15,673	Morningstar, Inc.	3,671,244
		8,084,478

	Total Technology	26,681,937

	Utilities - 5.2%
	Electric Utilities - 1.0%
38,446	Black Hills Corporation	1,944,983

	Gas & Water Utilities - 4.2%
36,484	Atmos Energy Corporation	3,864,750
168,315	Nisource, Inc.	4,154,014
		8,018,764
	Total Utilities	9,963,747

	TOTAL COMMON STOCK (Cost $161,011,276)	189,613,909

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2023 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS — 2.6%
	MONEY MARKET FUNDS - 2.6%
2,560,760	Blackrock Liquidity Funds T-Fund, Institutional Shares, 5.23%[5]	$2,560,760
2,560,760	Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.21%[5]	2,560,760
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,121,520)	5,121,520

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 100.7% (Cost $166,132,796)	194,735,429

	SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 0.1%
	REPURCHASE AGREEMENT — 0.1%
155,081	With National Bank Financial: at 5.34%, dated 9/29/23, to be repurchased on 10/2/23, repurchase price $155,150 (collateralized by US Treasury Securities, par values ranging from $0 - $17,317, coupon rates ranging from 0.00% to 4.75%, maturing on 10/2/23; total market value $158,183) (Cost $155,081)	155,081

	TOTAL INVESTMENTS - 100.8% (Cost $166,287,877)	$194,890,510	[6]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(1,513,627)
	NET ASSETS - 100.0%	$193,376,883

[1]	Non-income producing security.
[2]	ADR – America Depositary Receipt
[3]	PLC – Public Limited Company
[4]	Security partially or fully on loan.
[5]	Rate disclosed is the seven day effective yield as of September 30, 2023.
[6]	At September 30, 2023, the market value of securities on loan for CRM Small/Mid Cap Value Fund was $145,607. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCK — 96.8%
	Consumer Discretionary - 7.6%
	Apparel & Textile Products - 1.8%
12,159	Steven Madden Ltd.	$386,292

	Home Construction - 1.3%
4,367	Skyline Champion Corporation[1]	278,265

	Retail - Discretionary - 2.5%
3,974	Burlington Stores, Inc.[1]	537,682

	Wholesale - Discretionary - 2.0%
8,464	LKQ Corporation	419,053

	Total Consumer Discretionary	1,621,292

	Consumer Staples - 6.1%
	Food - 1.5%
3,466	Lamb Weston Holdings, Inc.	320,467

	Household Products - 4.6%
3,433	Estee Lauder Companies, Inc. (The), Class A	496,240
24,440	Kenvue, Inc.[1]	490,755
		986,995
	Total Consumer Staples	1,307,462

	Energy - 8.5%
	Oil & Gas Producers - 4.0%
32,314	Marathon Oil Corporation	864,399

	Oil & Gas Services & Equipment - 4.5%
27,251	ChampionX Corporation	970,681

	Total Energy	1,835,080

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	Financials - 17.0%
	Asset Management - 3.0%
11,938	Charles Schwab Corporation (The)	$655,396

	Banking - 3.7%
13,675	Truist Financial Corporation	391,242
9,799	Webster Financial Corporation	394,998
		786,240
	Institutional Financial Services - 3.5%
7,063	Moelis & Company, Class A2	318,753
5,293	Morgan Stanley	432,279
		751,032
	Insurance - 6.8%
4,080	American Financial Group, Inc.	455,614
8,455	American International Group, Inc.	512,373
1,327	Everest Group, Ltd.	493,206
		1,461,193
	Total Financials	3,653,861

	Health Care - 11.6%
	Health Care Facilities & Services - 3.4%
1,516	Humana, Inc.[1]	737,564

	Medical Equipment & Devices - 8.2%
2,556	Danaher Corporation	634,144
16,845	Envista Holdings Corporation[1]	469,638
8,947	QuidelOrtho Corporation[1]	653,489
		1,757,271
	Total Health Care	2,494,835

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	Industrials - 10.9%
	Aerospace & Defense - 2.5%
4,318	Woodward, Inc.	$536,555

	Machinery - 1.3%
3,015	Crane Company	267,852

	Transportation & Logistics - 7.1%
6,907	Canadian Pacific Kansas City Ltd.	513,950
12,265	Kirby Corporation[1]	1,015,542
		1,529,492
	Total Industrials	2,333,899

	Materials - 12.2%
	Chemicals - 6.1%
6,448	Ashland, Inc.	526,672
1,786	Avery Dennison Corporation	326,249
9,168	Corteva, Inc.	469,035
		1,321,956
	Construction Materials - 6.1%
5,637	Advanced Drainage Systems, Inc.	641,659
6,104	CRH PLC[1,3]	334,072
795	Martin Marietta Materials, Inc.	326,332
		1,302,063
	Total Materials	2,624,019

	Real Estate - 2.0%
	REIT - 2.0%
7,644	Terreno Realty Corporation	434,179

	Technology - 18.7%
	Semiconductors - 3.4%
9,799	Intel Corporation	348,355

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	Semiconductors - 3.4% (Continued)
4,801	Microchip Technology, Inc.	$374,718
		723,073
	Software - 6.6%
17,042	ACV Auctions, Inc.[1]	258,698
4,711	PTC, Inc.[1]	667,454
11,004	Tenable Holdings, Inc.[1]	492,979
		1,419,131
	Technology Hardware - 2.9%
13,167	Ciena Corporation[1]	622,272

	Technology Services - 5.8%
94,542	Clarivate PLC[1,3]	634,377
11,012	Fidelity National Information Services, Inc.	608,633
		1,243,010

	Total Technology	4,007,486

	Utilities - 2.2%
	Electric Utilities - 2.2%
8,406	NextEra Energy, Inc.	481,580

	TOTAL COMMON STOCK (Cost $18,676,495)	20,793,693

	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUNDS - 1.7%
184,470	Blackrock Liquidity Funds T-Fund, Institutional Shares, 5.23%[4]	184,470
184,470	Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.21%[4]	184,470
	TOTAL SHORT-TERM INVESTMENTS (Cost $368,940)	368,940

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES – 98.5% (Cost $19,045,435)	21,162,633

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2023 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 0.1%
	REPURCHASE AGREEMENT — 0.1%
24,388	With National Bank Financial: at 5.34%, dated 9/29/23, to be repurchased on 10/2/23, repurchase price $24,399 (collateralized by US Treasury Securities, par values ranging from $0 - $2,723, coupon rates ranging from 0.00% to 4.75%, maturing on 10/2/23; total market value $24,876) (Cost $24,388)	$24,388

	TOTAL INVESTMENTS - 98.6% (Cost $19,069,823)	$21,187,021	[5]
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%	294,347
	NET ASSETS - 100.0%	$21,481,368

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC – Public Limited Company
[4]	Rate disclosed is the seven day effective yield as of September 30, 2023.
[5]	At September 30, 2023, the market value of securities on loan for CRM All Cap Value Fund was $22,565. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCK — 81.2%
	Communications - 1.9%
	Internet Media & Services - 1.9%
13,892	Meta Platforms, Inc., Class A1	$4,170,517

	Consumer Discretionary - 10.5%
	Apparel & Textile Products - 2.3%
160,759	Steven Madden Ltd.	5,107,313

	Home Construction - 2.0%
70,535	Skyline Champion Corporation[1]	4,494,490

	Leisure Facilities & Services - 1.5%
143,034	BJ's Restaurants, Inc.[1]	3,355,578

	Retail - Discretionary - 2.5%
29,836	Burlington Stores, Inc.[1]	4,036,811
6,284	RH1	1,661,238
		5,698,049
	Wholesale - Discretionary - 2.2%
98,897	LKQ Corporation	4,896,390

	Total Consumer Discretionary	23,551,820

	Consumer Staples - 5.9%
	Beverages - 3.1%
2,927,815	Becle SAB de CV	6,990,744

	Food - 1.7%
41,824	Lamb Weston Holdings, Inc.	3,867,047

	Household Products - 1.1%
16,377	Estee Lauder Companies, Inc. (The), Class A	2,367,295

	Total Consumer Staples	13,225,086

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	Energy - 2.5%
	Oil & Gas Producers - 1.6%
15,878	Pioneer Natural Resources Company	$3,644,795

	Renewable Energy - 0.9%
22,171	EnerSys	2,098,929

	Total Energy	5,743,724

	Financials - 4.7%
	Insurance - 2.5%
15,184	Everest Group, Ltd.	5,643,437

	Specialty Finance - 2.2%
89,610	First American Financial Corporation	5,062,069

	Total Financials	10,705,506

	Health Care - 7.3%
	Health Care Facilities & Services - 2.8%
12,855	Humana, Inc.[1]	6,254,215

	Medical Equipment & Devices - 4.5%
24,933	Danaher Corporation	6,185,877
146,679	Envista Holdings Corporation[1]	4,089,411
		10,275,288
	Total Health Care	16,529,503

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	Industrials - 24.7%
	Aerospace & Defense - 1.6%
28,937	Woodward, Inc.	$3,595,712

	Commercial Support Services - 2.7%
36,480	Clean Harbors, Inc.[1]	6,105,293

	Diversified Industrials - 2.3%
47,491	General Electric, Company	5,250,130

	Electrical Equipment - 6.0%
296,431	Hayward Holdings, Inc.[1]	4,179,677
301,072	Vontier Corporation[1]	9,309,146
		13,488,823
	Engineering & Construction - 5.0%
155,750	Arcosa, Inc.	11,198,425

	Transportation & Logistics - 7.1%
105,707	Canadian Pacific Kansas City Ltd.	7,865,658
98,611	Kirby Corporation[1]	8,164,991
		16,030,649
	Total Industrials	55,669,032

	Materials - 4.9%
	Chemicals - 1.3%
36,226	Ashland, Inc.	2,958,940

	Construction Materials - 3.6%
37,591	Advanced Drainage Systems, Inc.	4,278,984
9,471	Martin Marietta Materials, Inc.	3,887,656
		8,166,640
	Total Materials	11,125,580

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	Technology - 14.0%
	Semiconductors - 1.4%
27,286	QUALCOMM, Inc.	$3,030,383

	Software - 10.7%
217,505	ACV Auctions, Inc.[1]	3,301,726
91,044	Jamf Holding Corporation[1]	1,607,837
23,658	Microsoft Corporation	7,470,013
49,105	PTC, Inc.[1]	6,957,196
108,025	Tenable Holdings, Inc.[1]	4,839,520
		24,176,292
	Technology Services - 1.9%
10,771	MasterCard, Inc., Class A	4,264,347

	Total Technology	31,471,022

	Utilities - 4.8%
	Electric Utilities - 2.8%
111,678	NextEra Energy, Inc.	6,398,033

	Gas & Water Utilities - 2.0%
42,465	Atmos Energy Corporation	4,498,317

	Total Utilities	10,896,350

	TOTAL COMMON STOCK (Cost $161,295,236)	183,088,140

	SHORT-TERM INVESTMENTS — 15.9%
	MONEY MARKET FUNDS - 15.9%
17,927,517	Blackrock Liquidity Funds T-Fund, Institutional Shares, 5.23%[2]	17,927,517
17,927,519	Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.21%[2]	17,927,519
	TOTAL SHORT-TERM INVESTMENTS (Cost $35,855,036)	35,855,036

	TOTAL INVESTMENTS IN SECURITIES – 97.1% (Cost $197,150,272)	218,943,176

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCK SOLD SHORT — (36.6)%
	Communications - (2.3)%
	Advertising & Marketing - (1.4)%
(43,001)	Omnicom Group, Inc.	$(3,202,714)

	Entertainment Content - (0.2)%
(29,538)	Paramount Global, Class B	(381,040)

	Telecommunications - (0.7)%
(106,040)	AT&T, Inc.	(1,592,721)

	Total Communications	(5,176,475)

	Consumer Discretionary - (9.2)%
	Apparel & Textile Products - (0.7)%
(34,494)	Kontoor Brands, Inc.	(1,514,632)

	Automotive - (0.1)%
(275,110)	Canoo, Inc.	(134,804)

	Consumer Services - (2.6)%
(242,234)	Perdoceo Education Corporation	(4,142,201)
(24,688)	Strategic Education, Inc.	(1,857,772)
		(5,999,973)
	Leisure Facilities & Services - (1.8)%
(29,170)	Dutch Bros., Inc.	(678,202)
(48,623)	SeaWorld Entertainment, Inc.	(2,248,814)
(99,142)	Sweetgreen, Inc.	(1,164,918)
		(4,091,934)
	Retail - Discretionary - (4.0)%
(47,071)	Bath & Body Works, Inc.	(1,591,000)
(46,421)	Caleres, Inc.	(1,335,068)
(112,246)	EVgo, Inc.	(379,391)
(55,481)	Kohl's Corporation	(1,162,882)
(59,956)	Lovesac Company (The)	(1,194,324)
(11,920)	Pandora A/S	(1,236,152)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	Retail - Discretionary - (4.0)% (Continued)
(14,072)	Williams-Sonoma, Inc.	$(2,186,789)
		(9,085,606)
	Total Consumer Discretionary	(20,826,949)

	Consumer Staples - (2.7)%
	Food - (0.7)%
(27,858)	Kellanova	(1,657,830)

	Retail - Consumer Staples - (2.0)%
(50,086)	Kroger Company (The)	(2,241,348)
(50,552)	Sprouts Farmers Market, Inc.	(2,163,626)
		(4,404,974)
	Total Consumer Staples	(6,062,804)

	Financials - (3.0)%
	Banking - (0.7)%
(44,251)	Bank OZK	(1,640,385)

	Insurance - (0.4)%
(35,168)	Trupanion, Inc.	(991,738)

	Specialty Finance - (1.9)%
(45,564)	Ally Financial, Inc.	(1,215,648)
(33,322)	Blackstone Mortgage Trust, Inc., Class A	(724,753)
(23,274)	Capital One Financial Corporation	(2,258,742)
		(4,199,143)
	Total Financials	(6,831,266)

	Health Care - (0.9)%
	Health Care Facilities & Services - (0.5)%
(12,143)	Ensign Group, Inc. (The)	(1,128,449)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	Medical Equipment & Devices - (0.4)%
(31,343)	Inmode Ltd.	$(954,708)

	Total Health Care	(2,083,157)

	Industrials - (12.0)%
	Aerospace & Defense - (0.7)%
(46,539)	Bombardier, Inc.	(1,622,752)

	Diversified Industrials - (0.6)%
(21,287)	Pentair PLC[3]	(1,378,333)

	Electrical Equipment - (5.1)%
(17,439)	Acuity Brands, Inc.	(2,970,036)
(19,997)	Advanced Energy Industries, Inc.	(2,062,091)
(30,467)	Blink Charging Company	(93,229)
(78,238)	Bloom Energy Corporation, Class A	(1,037,436)
(21,783)	Carrier Global Corporation	(1,202,422)
(125,760)	ChargePoint Holdings, Inc.	(625,027)
(15,649)	Generac Holdings, Inc.	(1,705,115)
(66,340)	Signify NV	(1,789,125)
		(11,484,481)
	Industrial Intermediate Products - (1.3)%
(124,745)	Hillman Solutions Corporation	(1,029,146)
(24,214)	Mueller Industries, Inc.	(1,819,924)
		(2,849,070)
	Industrial Support Services - (0.7)%
(98,734)	Resideo Technologies, Inc.	(1,559,997)

	Machinery - (1.0)%
(25,063)	Franklin Electric Company, Inc.	(2,236,371)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	Transportation & Logistics - (1.6)%
(14,650)	CH Robinson Worldwide, Inc.	$(1,261,804)
(2,735)	Old Dominion Freight Line, Inc.	(1,118,998)
(2,957)	Saia, Inc.	(1,178,808)
		(3,559,610)
	Transportation Equipment - (1.0)%
(21,165)	Wabtec Corporation	(2,249,205)

	Total Industrials	(26,939,819)

	Materials - (1.1)%
	Chemicals - (0.5)%
(9,334)	Celanese Corporation	(1,171,604)

	Metals & Mining - (0.6)%
(6,739)	Encore Wire Corporation	(1,229,598)

	Total Materials	(2,401,202)

	Real Estate - (0.2)%
	Real Estate Services - (0.2)%
(33,158)	eXp World Holdings, Inc.	(538,486)

	Technology - (4.7)%
	Semiconductors - (0.9)%
(40,353)	Kulicke & Soffa Industries, Inc.	(1,962,366)

	Software - (1.7)%
(24,524)	Qualys, Inc.	(3,741,136)

	Technology Hardware - (0.5)%
(21,822)	Cisco Systems, Inc.	(1,173,151)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Shares		Value
	Technology Services - (1.6)%
(26,216)	International Business Machines Corporation	$(3,678,105)

	Total Technology	(10,554,758)

	Utilities - (0.5)%
	Electric Utilities - (0.5)%
(35,726)	Avangrid, Inc.	(1,077,853)

	TOTAL COMMON STOCK SOLD SHORT - (Proceeds - $90,232,414)	(82,492,769)

	ASSETS IN EXCESS OF OTHER LIABILITIES - 39.5%	89,030,020
	NET ASSETS - 100.0%	$225,480,427

[1]	Non-income producing security.
[2]	Rate disclosed is the seven day effective yield as of September 30, 2023.
[3]	PLC – Public Limited Company

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023

OTC Total return swap agreements outstanding at September 30, 2023:

Counterparty	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)	Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	5.98% (Fed Funds Rate + 0.65%)	3/25/2024	$4,933,943	Eagle Materials, Inc.	$1,204,328	$-	$1,204,328
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,182,421)	Morgan Stanley Custom Swap (MSCMS870) Index(3)	29,124	-	29,124
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,166,866)	Morgan Stanley Custom Swap (MSCMS871) Index(3)	57,382	-	57,382
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,162,571)	Morgan Stanley Custom Swap (MSCMS872) Index(3)	36,851	-	36,851
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,154,998)	Morgan Stanley Custom Swap (MSCMS873) Index(3)	12,840	-	12,840
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,169,567)	Morgan Stanley Custom Swap (MSCMS874) Index(3)	23,373	-	23,373
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,167,314)	Morgan Stanley Custom Swap (MSCMS875) Index(3)	39,596	-	39,596
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,166,692)	Morgan Stanley Custom Swap (MSCMS876) Index(3)	56,397	-	56,397
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,170,651)	Morgan Stanley Custom Swap (MSCMS877) Index(3)	31,465	-	31,465
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,171,426)	Morgan Stanley Custom Swap (MSCMS878) Index(3)	44,755	-	44,755
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,158,181)	Morgan Stanley Custom Swap (MSCMS879) Index(3)	59,893	-	59,893
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,152,857)	Morgan Stanley Custom Swap (MSCMS880) Index(3)	51,280	-	51,280
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,158,224)	Morgan Stanley Custom Swap (MSCMS881) Index(3)	38,401	-	38,401
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,162,776)	Morgan Stanley Custom Swap (MSCMS882) Index(3)	47,452	-	47,452
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,146,647)	Morgan Stanley Custom Swap (MSCMS883) Index(3)	44,323	-	44,323
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,145,502)	Morgan Stanley Custom Swap (MSCMS884) Index(3)	22,756	-	22,756
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,139,677)	Morgan Stanley Custom Swap (MSCMS885) Index(3)	5,652	-	5,652
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,130,569)	Morgan Stanley Custom Swap (MSCMS886) Index(3)	(900)	-	(900)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,134,137)	Morgan Stanley Custom Swap (MSCMS887) Index(3)	3,474	-	3,474
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,134,060)	Morgan Stanley Custom Swap (MSCMS888) Index(3)	(11,808)	-	(11,808)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(1,144,848)	Morgan Stanley Custom Swap (MSCMS889) Index(3)	12,249	-	12,249
Total Unrealized Appreciation							$1,821,591
Total Unrealized (Depreciation)							$(12,708)
Total					$1,808,883	$-	$1,808,883

(1)	Paid monthly.
(2)	Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed -upon floating rate financing rate.
(3)	See the tables below for the swap constituents.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS870) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Ford Motor Company	32,377	$402,123	34.86%
General Motors Company	11,720	386,405	33.50%
Marvell Technology, Inc.	6,742	364,955	31.64%
		$1,153,483	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS871) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	254	$17,761	1.60%
Amgen, Inc.	65	17,490	1.58%
Costco Wholesale Corporation	31	17,341	1.56%
Progress Software Corporation	123	17,177	1.55%
Blackstone, Inc.	160	17,129	1.54%
AT&T, Inc.	1,140	17,128	1.54%
Ford Motor Company	1,376	17,091	1.54%
PACCAR, Inc.	200	17,006	1.53%
Allstate Corporation (The)	151	16,834	1.52%
Kellogg Company	279	16,600	1.50%
Cardinal Health, Inc.	191	16,561	1.49%
Hormel Foods Corporation	435	16,545	1.49%
J.B. Hunt Transport Services, Inc.	87	16,426	1.48%
General Motors Company	498	16,422	1.48%
Emerson Electric Company	169	16,309	1.47%
General Dynamics Corporation	74	16,307	1.47%
W. W. Grainger, Inc.	24	16,261	1.47%
Kroger Company (The)	363	16,259	1.46%
Canadian Imperial Bank of Commerce	420	16,198	1.46%
Constellation Brands, Inc.	64	16,181	1.46%
PepsiCo, Inc.	95	16,145	1.45%
General Mills, Inc.	252	16,136	1.45%
Cummins, Inc.	71	16,128	1.45%
Ulta Beauty, Inc.	40	16,041	1.45%
Motorola Solutions, Inc.	59	16,032	1.44%
O'Reilly Automotive, Inc.	18	16,025	1.44%
Lululemon Athletica, Inc.	41	15,938	1.44%
Fastenal Company	292	15,936	1.44%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Caterpillar, Inc.	58	$15,932	1.44%
Restaurant Brands International, Inc.	239	15,922	1.43%
Cintas Corporation	33	15,904	1.43%
Church & Dwight Company, Inc.	174	15,902	1.43%
Steris Corporation	72	15,877	1.43%
Walgreens Boots Alliance, Inc.	713	15,857	1.43%
CDW Corporation	78	15,811	1.42%
Cognizant Technology Solutions Corporation	233	15,776	1.42%
Discover Financial Services	181	15,720	1.42%
Automatic Data Processing, Inc.	65	15,715	1.42%
McCormick & Company, Inc.	208	15,705	1.42%
Sysco Corporation	238	15,698	1.41%
Old Dominion Freight Line, Inc.	38	15,681	1.41%
LyondellBasell Industries N.V. - Class A	165	15,668	1.41%
McDonald's Corporation	59	15,665	1.41%
Capital One Financial Corporation	161	15,665	1.41%
Westinghouse Air Brake Technologies Corporation	147	15,643	1.41%
Hershey Company (The)	78	15,630	1.41%
ON Semiconductor Corporation	168	15,622	1.41%
Marvell Technology, Inc.	288	15,604	1.41%
Moody's Corporation	49	15,566	1.40%
Starbucks Corporation	170	15,558	1.40%
Genuine Parts Company	108	15,553	1.40%
Sherwin-Williams Company (The)	61	15,504	1.40%
United Parcel Service - Class B	99	15,499	1.40%
Ecolab, Inc.	91	15,490	1.40%
Pfizer, Inc.	467	15,487	1.40%
Tractor Supply Company	76	15,382	1.39%
West Company, Inc.	41	15,375	1.39%
Agilent Technologies, Inc.	137	15,323	1.38%
Eaton Corporation PLC	71	15,248	1.37%
Rockwell Automation, Inc.	53	15,207	1.37%
Home Depot, Inc. (The)	50	15,155	1.37%
Mettler-Toledo International, Inc.	14	15,142	1.36%
Apple, Inc.	88	15,096	1.36%
Prologis, Inc.	134	15,046	1.36%
Realty Income Corporation	297	14,845	1.34%
Target Corporation	133	14,716	1.33%
HCA Healthcare, Inc.	59	14,634	1.32%
Albemarle Corporation	83	14,185	1.28%
Align Technology, Inc.	45	13,605	1.23%
Dollar General Corporation	128	13,568	1.22%
		$1,109,588	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS872) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	229	$61,564	5.47%
Ford Motor Company	4,813	59,773	5.31%
Hormel Foods Corporation	1,545	58,772	5.22%
Kellogg Company	978	58,224	5.17%
Kroger Company (The)	1,292	57,836	5.14%
Blackstone, Inc.	538	57,594	5.12%
Constellation Brands, Inc.	226	56,791	5.04%
PepsiCo, Inc.	334	56,608	5.03%
General Mills, Inc.	880	56,328	5.00%
Church & Dwight Company, Inc.	611	56,021	4.98%
Sysco Corporation	847	55,973	4.97%
Ulta Beauty, Inc.	140	55,939	4.97%
Lululemon Athletica, Inc.	145	55,839	4.96%
Hershey Company (The)	274	54,887	4.87%
Agilent Technologies, Inc.	490	54,799	4.87%
McCormick & Company, Inc.	723	54,679	4.86%
Pfizer, Inc.	1,645	54,550	4.84%
Tractor Supply Company	267	54,175	4.81%
Ecolab, Inc.	320	54,130	4.81%
Target Corporation	465	51,390	4.56%
		$1,125,872	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS873) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	667	$179,305	15.70%
General Motors Company	5,062	166,888	14.61%
Ulta Beauty, Inc.	407	162,452	14.22%
Pfizer, Inc.	4,834	160,328	14.03%
Marvell Technology, Inc.	2,929	158,571	13.88%
Agilent Technologies, Inc.	1,409	157,508	13.79%
Discover Financial Services	1,815	157,269	13.77%
		$1,142,321	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS874) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	242	$65,163	5.68%
Ford Motor Company	5,157	64,051	5.59%
Hormel Foods Corporation	1,668	63,430	5.53%
General Motors Company	1,894	62,437	5.45%
Kellogg Company	1,039	61,825	5.39%
General Mills, Inc.	949	60,730	5.30%
Kroger Company (The)	1,355	60,622	5.29%
Discover Financial Services	690	59,775	5.21%
Constellation Brands, Inc.	238	59,723	5.21%
Pfizer, Inc.	1,799	59,682	5.21%
Agilent Technologies, Inc.	531	59,324	5.17%
PepsiCo, Inc.	350	59,245	5.17%
Ulta Beauty, Inc.	148	59,092	5.15%
Hershey Company (The)	295	59,049	5.15%
Marvell Technology, Inc.	1,090	59,008	5.15%
Sysco Corporation	892	58,905	5.14%
Church & Dwight Company, Inc.	639	58,554	5.11%
McCormick & Company, Inc.	770	58,230	5.08%
Ecolab, Inc.	339	57,510	5.02%
		$1,146,355	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS875) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	236	$63,510	5.63%
Hormel Foods Corporation	1,652	62,808	5.57%
Ford Motor Company	4,984	61,903	5.49%
Kellogg Company	1,032	61,398	5.44%
Agilent Technologies, Inc.	538	60,138	5.33%
Lululemon Athletica, Inc.	155	59,643	5.29%
Constellation Brands, Inc.	237	59,444	5.27%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Pfizer, Inc.	1,790	$59,372	5.26%
General Mills, Inc.	927	59,304	5.26%
Discover Financial Services	684	59,293	5.26%
Ulta Beauty, Inc.	148	59,192	5.25%
PepsiCo, Inc.	348	58,930	5.23%
Church & Dwight Company, Inc.	641	58,717	5.21%
Hershey Company (The)	293	58,680	5.20%
Blackstone, Inc.	544	58,296	5.17%
Sysco Corporation	876	57,887	5.13%
McCormick & Company, Inc.	760	57,461	5.09%
Ecolab, Inc.	337	57,042	5.06%
Target Corporation	496	54,803	4.86%
		$1,127,821	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS876) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Hormel Foods Corporation	1,644	$62,539	5.63%
Kellogg Company	1,027	61,088	5.50%
Kroger Company (The)	1,352	60,517	5.45%
Pfizer, Inc.	1,810	60,043	5.41%
General Mills, Inc.	932	59,665	5.37%
Lululemon Athletica, Inc.	155	59,608	5.37%
Capital One Financial Corporation	614	59,607	5.37%
Constellation Brands, Inc.	237	59,503	5.36%
Discover Financial Services	685	59,380	5.35%
Ulta Beauty, Inc.	147	58,657	5.28%
Church & Dwight Company, Inc.	638	58,445	5.26%
PepsiCo, Inc.	343	58,178	5.24%
Hershey Company (The)	290	57,974	5.22%
Sysco Corporation	876	57,830	5.21%
Tractor Supply Company	282	57,308	5.16%
McCormick & Company, Inc.	752	56,845	5.12%
Ecolab, Inc.	334	56,608	5.10%
Target Corporation	501	55,377	4.98%
Dollar General Corporation	485	51,327	4.62%
		$1,110,499	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS877) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	450	$120,860	10.61%
Ford Motor Company	9,402	116,778	10.25%
Lululemon Athletica, Inc.	302	116,303	10.21%
Agilent Technologies, Inc.	1,038	116,063	10.19%
Discover Financial Services	1,313	113,764	9.98%
Pfizer, Inc.	3,428	113,701	9.98%
Ulta Beauty, Inc.	282	112,829	9.90%
Capital One Financial Corporation	1,158	112,426	9.87%
Align Technology, Inc.	363	110,896	9.73%
Target Corporation	956	105,746	9.28%
		$1,139,366	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS878) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	565	$151,735	13.47%
Agilent Technologies, Inc.	1,280	143,164	12.71%
Discover Financial Services	1,638	141,884	12.59%
Pfizer, Inc.	4,261	141,347	12.54%
Capital One Financial Corporation	1,447	140,463	12.47%
Ulta Beauty, Inc.	351	140,053	12.43%
Align Technology, Inc.	450	137,527	12.20%
Target Corporation	1,181	130,623	11.59%
		$1,126,796	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS879) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica, Inc.	299	$115,473	10.51%
Agilent Technologies, Inc.	1,013	113,309	10.32%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Pfizer, Inc.	3,409	$113,069	10.29%
Discover Financial Services	1,292	111,952	10.19%
Ulta Beauty, Inc.	280	111,825	10.18%
Capital One Financial Corporation	1,138	110,479	10.06%
HCA Healthcare, Inc.	442	108,637	9.89%
Realty Income Corporation	2,112	105,470	9.60%
Prologis, Inc.	936	105,062	9.57%
Target Corporation	933	103,161	9.39%
		$1,098,437	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS880) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Pfizer, Inc.	4,858	$161,128	14.62%
Ulta Beauty, Inc.	400	159,850	14.51%
Discover Financial Services	1,844	159,765	14.50%
Agilent Technologies, Inc.	1,428	159,660	14.49%
HCA Healthcare, Inc.	646	158,848	14.42%
Capital One Financial Corporation	1,584	153,760	13.96%
Target Corporation	1,345	148,715	13.50%
		$1,101,726	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS881) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Ford Motor Company	15,667	$194,587	17.38%
Old Dominion Freight Line, Inc.	472	193,003	17.23%
Discover Financial Services	2,185	189,312	16.90%
Capital One Financial Corporation	1,885	182,911	16.33%
Albemarle Corporation	1,064	181,006	16.16%
Target Corporation	1,620	179,126	16.00%
		$1,119,945	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS882) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Old Dominion Freight Line, Inc.	150	$61,382	5.50%
Hormel Foods Corporation	1,586	60,318	5.41%
Kellogg Company	1,011	60,164	5.39%
Pfizer, Inc.	1,793	59,482	5.33%
General Mills, Inc.	925	59,204	5.31%
Kroger Company (The)	1,322	59,181	5.31%
Ulta Beauty, Inc.	148	59,127	5.30%
HCA Healthcare, Inc.	240	58,961	5.29%
Constellation Brands, Inc.	234	58,920	5.28%
Church & Dwight Company, Inc.	643	58,890	5.28%
McCormick & Company, Inc.	774	58,568	5.25%
Ecolab, Inc.	346	58,564	5.25%
Hershey Company (The)	292	58,332	5.23%
Capital One Financial Corporation	599	58,171	5.21%
PepsiCo, Inc.	342	57,917	5.19%
Albemarle Corporation	339	57,583	5.16%
Canadian Imperial Bank of Commerce	1,490	57,526	5.16%
Sysco Corporation	864	57,097	5.12%
Target Corporation	507	56,083	5.03%
		$1,115,470	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS883) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Progress Software Corporation	2,020	$281,426	25.52%
HCA Healthcare, Inc.	1,134	278,942	25.30%
Canadian Imperial Bank of Commerce	7,038	271,736	24.65%
Blackstone, Inc.	2,524	270,406	24.53%
		$1,102,510	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS884) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Old Dominion Freight Line, Inc.	572	$234,157	20.85%
Capital One Financial Corporation	2,315	224,648	20.01%
Prologis, Inc.	1,999	224,322	19.98%
Blackstone, Inc.	2,061	220,778	19.66%
Canadian Imperial Bank of Commerce	5,671	218,962	19.50%
		$1,122,867	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS885) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	446	$24,162	2.13%
Align Technology, Inc.	78	23,873	2.11%
Old Dominion Freight Line, Inc.	58	23,839	2.10%
Rockwell Automation, Inc.	83	23,719	2.09%
W. W. Grainger, Inc.	34	23,700	2.09%
Pfizer, Inc.	714	23,688	2.09%
United Parcel Service - Class B	152	23,662	2.09%
General Dynamics Corporation	107	23,626	2.08%
Costco Wholesale Corporation	42	23,611	2.08%
Fastenal Company	431	23,530	2.07%
Mettler-Toledo International, Inc.	21	23,516	2.07%
West Company, Inc.	63	23,514	2.07%
Automatic Data Processing, Inc.	98	23,465	2.07%
Amgen, Inc.	87	23,437	2.07%
Agilent Technologies, Inc.	210	23,431	2.07%
Eaton Corporation PLC	110	23,413	2.06%
Sherwin-Williams Company (The)	92	23,380	2.06%
PACCAR, Inc.	275	23,370	2.06%
Caterpillar, Inc.	85	23,340	2.06%
LyondellBasell Industries N.V. - Class A	246	23,306	2.06%
Emerson Electric Company	240	23,217	2.05%
Lululemon Athletica, Inc.	60	23,198	2.05%
AT&T, Inc.	1,544	23,190	2.04%
ON Semiconductor Corporation	249	23,131	2.04%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Tractor Supply Company	114	$23,117	2.04%
Cummins, Inc.	101	23,110	2.04%
Home Depot, Inc. (The)	76	23,072	2.03%
Genuine Parts Company	160	23,031	2.03%
Prologis, Inc.	205	22,964	2.02%
Restaurant Brands International, Inc.	344	22,932	2.02%
CVS Health Corporation	328	22,908	2.02%
CDW Corporation	113	22,891	2.02%
Motorola Solutions, Inc.	84	22,883	2.02%
Steris Corporation	104	22,874	2.02%
Apple, Inc.	134	22,867	2.02%
Dollar General Corporation	216	22,840	2.01%
Allstate Corporation (The)	205	22,796	2.01%
Cardinal Health, Inc.	262	22,783	2.01%
Moody's Corporation	72	22,765	2.01%
HCA Healthcare, Inc.	93	22,763	2.01%
Starbucks Corporation	249	22,744	2.01%
Cognizant Technology Solutions Corporation	335	22,718	2.00%
Progress Software Corporation	163	22,700	2.00%
O'Reilly Automotive, Inc.	25	22,667	2.00%
Realty Income Corporation	453	22,611	1.99%
McDonald's Corporation	86	22,592	1.99%
Blackstone, Inc.	210	22,497	1.98%
Canadian Imperial Bank of Commerce	582	22,489	1.98%
Cintas Corporation	46	22,247	1.96%
		$1,134,179	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS886) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	3,616	$195,741	17.30%
Old Dominion Freight Line, Inc.	466	190,610	16.85%
General Motors Company	5,757	189,799	16.77%
Prologis, Inc.	1,681	188,569	16.66%
HCA Healthcare, Inc.	748	183,931	16.25%
Canadian Imperial Bank of Commerce	4,739	182,971	16.17%
		$1,131,621	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS887) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Old Dominion Freight Line, Inc.	150	$61,248	5.42%
Pfizer, Inc.	1,844	61,151	5.41%
Align Technology, Inc.	200	60,992	5.39%
Target Corporation	546	60,326	5.33%
Prologis, Inc.	536	60,112	5.32%
Kellogg Company	1,009	60,065	5.31%
Ecolab, Inc.	354	59,887	5.30%
McCormick & Company, Inc.	791	59,858	5.29%
Sysco Corporation	902	59,569	5.27%
Realty Income Corporation	1,188	59,351	5.25%
Constellation Brands, Inc.	236	59,244	5.24%
Kroger Company (The)	1,323	59,203	5.23%
HCA Healthcare, Inc.	240	59,136	5.23%
Church & Dwight Company, Inc.	642	58,801	5.20%
PepsiCo, Inc.	346	58,665	5.19%
General Mills, Inc.	916	58,605	5.18%
Hormel Foods Corporation	1,537	58,471	5.17%
Hershey Company (The)	291	58,241	5.15%
Canadian Imperial Bank of Commerce	1,500	57,931	5.12%
		$1,130,856	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS888) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Old Dominion Freight Line, Inc.	315	$128,846	11.24%
General Motors Company	3,893	128,347	11.20%
Sherwin-Williams Company (The)	502	128,159	11.18%
Lululemon Athletica, Inc.	332	128,083	11.18%
Prologis, Inc.	1,132	127,020	11.09%
Realty Income Corporation	2,536	126,644	11.05%
Canadian Imperial Bank of Commerce	3,272	126,326	11.02%
Costco Wholesale Corporation	223	126,253	11.02%
Ford Motor Company	10,164	126,238	11.02%
		$1,145,916	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2023 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS889) Index total return swap with Morgan Stanley Bank as of September 30, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Old Dominion Freight Line, Inc.	466	$190,489	16.82%
Realty Income Corporation	3,810	190,269	16.80%
Prologis, Inc.	1,686	189,185	16.70%
Sherwin-Williams Company (The)	738	188,194	16.62%
General Motors Company	5,701	187,967	16.60%
Albemarle Corporation	1,097	186,462	16.46%
		$1,132,566	100.00%